LEASE OBLIGATIONS - Maturities of finance leases liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
LEASE OBLIGATIONS
2024 / 2025	€ 187	€ 214
2025 / 2026	156	170
2026 / 2027	112	134
2027 / 2028	80	86
2028 / 2029	14	52
2029 / 2030 and thereafter	1	2
Total undiscounted minimum lease payments	550	659
Less: amount representing interest	(31)	(33)
Present value of minimum lease payments	519	627
Less: current portion	(168)	(195)
Long-term portion	€ 350	€ 433